Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Jun. 30, 2017
Yulong Bricks [Member]
Property, Plant and Equipment [Line Items]
Description of assets	Land use right
Estimated useful life	50 years
Yulong Concrete [Member]
Property, Plant and Equipment [Line Items]
Description of assets	Land use right
Estimated useful life	50 years
Yulong Renewable [Member]
Property, Plant and Equipment [Line Items]
Description of assets	Land use right
Estimated useful life	50 years